CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021		Dec. 31, 2020		Dec. 31, 2019
Current assets:
Cash and cash equivalents	$ 1,109,372		$ 106,795		$ 123,633
Restricted cash and equivalents	16,343	[1]	28,383	[1]	15,519
Receivables, net	338,359		144,555		93,254
Prepaid expenses and other current assets, net	15,740		9,639		4,312
Current assets held for sale and discontinued operations, net			4,825		8,810
Total current assets	1,479,814		294,197		245,528
Property and equipment, net	4,589		6,456		7,152
Intangible assets, net	58,663		60,468		71,146
Goodwill	41,540		41,540		41,540
Other assets, net	117,128		43,700		33,284
Non-current assets held for sale and discontinued operations, net					4,144
Total assets	1,701,734		446,361		402,794
Current liabilities:
Medical claims and related payables	300,981		162,868		120,705
Accounts payable and accrued expenses	107,599		97,244		67,555
Current portion of long-term debt	3,750		3,041		3,041
Current liabilities held for sale and discontinued operations			3,682		8,309
Total current liabilities	412,330		266,835		199,610
Long-term debt, net of current portion	45,862		64,665		67,143
Other liabilities	93,264		90,091		86,949
Non-current liabilities held for sale and discontinued operations					120
Total liabilities	551,456		421,591		353,822
Commitments and contingencies
Contingently redeemable common stock			309,500		281,000
Stockholders' equity (deficit):
Common stock	3,909		2,494		2,467
Additional paid-in capital	2,011,651		263,966		256,643
Accumulated deficit	(865,113)		(551,190)		(491,138)
Total agilon health, inc. stockholders' equity (deficit)	1,150,447		(284,730)
Noncontrolling interests	(169)
Total stockholders' equity (deficit)	1,150,278		(284,730)		(232,028)
Total liabilities, contingently redeemable common stock and stockholders' equity (deficit)	$ 1,701,734		$ 446,361		$ 402,794

[1]	Restricted cash and equivalents primarily consist of amounts used as collateral to secure letters of credit that the Company is required to maintain pursuant to contracts with payors.